Property, Equipment and Software, Net	6 Months Ended
Jun. 30, 2026
Property, Equipment and Software, Net [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

NOTE 9 – PROPERTY, EQUIPMENT AND SOFTWARE, NET

At June 30, 2026 and December 31, 2025, property, equipment and software consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Office furniture	$51,011	$49,494
Transportation equipment	143,407	167,274
Buildings and improvements	613,337	595,094
Software	1,742,456	1,690,629
	2,550,211	2,502,491
Less: accumulated depreciation and amortization	(2,217,723)	(2,027,302)
	$332,488	$475,189

No impairment charge was recorded on property, equipment and software during the six months ended June 30, 2026 and 2025.